CONCENTRATION AND RISKS (Schedule of Revenue Proportion from Customers Accounted for Over Ten Percent of Total Net Revenues) (Details) (Customer Concentration Risk [Member], Net revenues [Member])	12 Months Ended
Dec. 31, 2012
Yidatong [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	22.00%
D [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	11.00%